Offerings	Apr. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	DebtSecurities
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee, except for $973,350 that has already been paid with respect to $10,500,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on
Form F-3 (File No. 333-266516),
were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act.

(2)
This Registration Statement covers an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. No separate registration fee will be paid with respect to any of identified classes of securities that may be reoffered or resold after their initial sale in market-making transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Capital Securities
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee, except for $973,350 that has already been paid with respect to $10,500,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on
Form F-3 (File No. 333-266516),
were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act.

(2)
This Registration Statement covers an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. No separate registration fee will be paid with respect to any of identified classes of securities that may be reoffered or resold after their initial sale in market-making transactions.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee, except for $973,350 that has already been paid with respect to $10,500,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on
Form F-3 (File No. 333-266516),
were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act.

(2)
This Registration Statement covers an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. No separate registration fee will be paid with respect to any of identified classes of securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)
A separate registration statement on Form
F-6
(File
No. 333-227695)
filed on October 4, 2018, as amended by Post-Effective Amendment No. 1 filed on November 19, 2021, has been filed with respect to the American depositary shares (“ADSs”) evidenced by American depositary receipts. Each ADS represents one ordinary share with a nominal value of 0.01 euro (EUR 0.01).

Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	DebtSecurities
Carry Forward Form Type	F-3
Carry Forward File Number	333-266516
Carry Forward Initial Effective Date	Aug. 19, 2022
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee, except for $973,350 that has already been paid with respect to $10,500,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on
Form F-3 (File No. 333-266516),
were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act.

(2)
This Registration Statement covers an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. No separate registration fee will be paid with respect to any of identified classes of securities that may be reoffered or resold after their initial sale in market-making transactions.

(4)
The Registrant previously filed a registration statement on Form
F-3
(File
No. 333-248407),
initially filed on August 25, 2020 and declared effective on September 4, 2020 (the “2020 Registration Statement’’), for which the Registrant paid an aggregate registration fee of $1,557,600 to register $12,000,000,000 maximum aggregate offering price of unallocated securities. The Registrant subsequently filed a registration statement on Form
F-3
(File
No. 333-266516),
initially filed on August 4, 2022, amended by
Pre-Effective
Amendment No. 1 filed on August 18, 2022 and declared effective on August 19, 2022 (the “2022 Registration Statement”), for which the Registrant paid an aggregate registration fee of $1,854,000 to register $20,000,000,000 maximum aggregate offering price of unallocated securities, which included an available fee offset of $486,750 that was previously paid with respect to a portion of the unsold securities that were previously registered on the 2020 Registration Statement pursuant to Rule 457(p) under the Securities Act and $3,750,000,000 in maximum aggregate offering price of such unsold securities pursuant to Rule 415(a)(6) under the Securities Act. The 2022 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $10,500,000,000 of unallocated securities (the “Unsold Securities”). This unused amount results in an available fee offset of $973,350. The Registrant expects to offset a portion of any registration fee due hereunder by the available fee offset of $973,350 with respect to the Unsold Securities pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold securities under the 2022 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(5)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.

Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Capital Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-266516
Carry Forward Initial Effective Date	Aug. 19, 2022
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee, except for $973,350 that has already been paid with respect to $10,500,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on
Form F-3 (File No. 333-266516),
were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act.

(2)
This Registration Statement covers an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. No separate registration fee will be paid with respect to any of identified classes of securities that may be reoffered or resold after their initial sale in market-making transactions.

(4)
The Registrant previously filed a registration statement on Form
F-3
(File
No. 333-248407),
initially filed on August 25, 2020 and declared effective on September 4, 2020 (the “2020 Registration Statement’’), for which the Registrant paid an aggregate registration fee of $1,557,600 to register $12,000,000,000 maximum aggregate offering price of unallocated securities. The Registrant subsequently filed a registration statement on Form
F-3
(File
No. 333-266516),
initially filed on August 4, 2022, amended by
Pre-Effective
Amendment No. 1 filed on August 18, 2022 and declared effective on August 19, 2022 (the “2022 Registration Statement”), for which the Registrant paid an aggregate registration fee of $1,854,000 to register $20,000,000,000 maximum aggregate offering price of unallocated securities, which included an available fee offset of $486,750 that was previously paid with respect to a portion of the unsold securities that were previously registered on the 2020 Registration Statement pursuant to Rule 457(p) under the Securities Act and $3,750,000,000 in maximum aggregate offering price of such unsold securities pursuant to Rule 415(a)(6) under the Securities Act. The 2022 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $10,500,000,000 of unallocated securities (the “Unsold Securities”). This unused amount results in an available fee offset of $973,350. The Registrant expects to offset a portion of any registration fee due hereunder by the available fee offset of $973,350 with respect to the Unsold Securities pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold securities under the 2022 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(5)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-266516
Carry Forward Initial Effective Date	Aug. 19, 2022
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee, except for $973,350 that has already been paid with respect to $10,500,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on
Form F-3 (File No. 333-266516),
were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act.

(2)
This Registration Statement covers an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. No separate registration fee will be paid with respect to any of identified classes of securities that may be reoffered or resold after their initial sale in market-making transactions.

(4)
The Registrant previously filed a registration statement on Form
F-3
(File
No. 333-248407),
initially filed on August 25, 2020 and declared effective on September 4, 2020 (the “2020 Registration Statement’’), for which the Registrant paid an aggregate registration fee of $1,557,600 to register $12,000,000,000 maximum aggregate offering price of unallocated securities. The Registrant subsequently filed a registration statement on Form
F-3
(File
No. 333-266516),
initially filed on August 4, 2022, amended by
Pre-Effective
Amendment No. 1 filed on August 18, 2022 and declared effective on August 19, 2022 (the “2022 Registration Statement”), for which the Registrant paid an aggregate registration fee of $1,854,000 to register $20,000,000,000 maximum aggregate offering price of unallocated securities, which included an available fee offset of $486,750 that was previously paid with respect to a portion of the unsold securities that were previously registered on the 2020 Registration Statement pursuant to Rule 457(p) under the Securities Act and $3,750,000,000 in maximum aggregate offering price of such unsold securities pursuant to Rule 415(a)(6) under the Securities Act. The 2022 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $10,500,000,000 of unallocated securities (the “Unsold Securities”). This unused amount results in an available fee offset of $973,350. The Registrant expects to offset a portion of any registration fee due hereunder by the available fee offset of $973,350 with respect to the Unsold Securities pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold securities under the 2022 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(5)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered | shares	10,500,000,000
Proposed Maximum Offering Price per Unit	10,500,000,000
Carry Forward Form Type	F-3
Carry Forward File Number	333-266516
Carry Forward Initial Effective Date	Aug. 19, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 973,350
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee, except for $973,350 that has already been paid with respect to $10,500,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on
Form F-3 (File No. 333-266516),
were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act.

(2)
This Registration Statement covers an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. No separate registration fee will be paid with respect to any of identified classes of securities that may be reoffered or resold after their initial sale in market-making transactions.

(4)
The Registrant previously filed a registration statement on Form
F-3
(File
No. 333-248407),
initially filed on August 25, 2020 and declared effective on September 4, 2020 (the “2020 Registration Statement’’), for which the Registrant paid an aggregate registration fee of $1,557,600 to register $12,000,000,000 maximum aggregate offering price of unallocated securities. The Registrant subsequently filed a registration statement on Form
F-3
(File
No. 333-266516),
initially filed on August 4, 2022, amended by
Pre-Effective
Amendment No. 1 filed on August 18, 2022 and declared effective on August 19, 2022 (the “2022 Registration Statement”), for which the Registrant paid an aggregate registration fee of $1,854,000 to register $20,000,000,000 maximum aggregate offering price of unallocated securities, which included an available fee offset of $486,750 that was previously paid with respect to a portion of the unsold securities that were previously registered on the 2020 Registration Statement pursuant to Rule 457(p) under the Securities Act and $3,750,000,000 in maximum aggregate offering price of such unsold securities pursuant to Rule 415(a)(6) under the Securities Act. The 2022 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $10,500,000,000 of unallocated securities (the “Unsold Securities”). This unused amount results in an available fee offset of $973,350. The Registrant expects to offset a portion of any registration fee due hereunder by the available fee offset of $973,350 with respect to the Unsold Securities pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold securities under the 2022 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(5)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.